GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 23,677	$ 23,642
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,736	1,822
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	20,856	20,832
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	253	251
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 832	$ 737